Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Performance plan information	Performance share plans at 31 December 2023:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2020	—	38%	2020-2023	2023
2021	16 086 604	12%	2021-2023	2024
2022	12 141 600	—	2022-2024	2025
2023	15 118 600	—	2023-2025	2026

Amount of outstanding shares and weighted average grant date fair value	Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2021	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(1)	(31 611 804)		(2 026 150)
31 December 2021	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(1)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.